Litigation And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Litigation And Other Contingencies [Line Items]
Reserves for environmental matters	$ 1.1	$ 1.1	$ 1.1